Susan J. Lazzo
AVP & Senior Counsel
Law Department

Sun Life Assurance
Company of Canada
SC 1135
One Sun Life Executive Park
Wellesley Hills, MA 02481-5699
Tel: 781-446-1638
 800-432-1102 ext. 3031638
Fax: 781-237-0707
Susan.lazzo@sunlife.com

July 11, 2018

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re: Certification pursuant to Rule 497(j)
Independence Variable Life Separate Account ("Registrant")
File Nos. 002-96605 and 811-04070

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended ("Rule 497"), I hereby certify that the form of supplement for the above-captioned Registrant, dated July 7, 2018 does not differ from that contained in the amendment to the Registration Statement on Form S-6 that relates to the prospectus, being Post-Effective Amendment No. 14.  Post-Effective Amendment No. 14 was filed electronically with the Securities and Exchange Commission via EDGAR on July 10, 2018.

Sincerely,

/s/ Susan J. Lazzo

Susan J. Lazzo
AVP & Senior Counsel